Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of nature of operations [text block]
1.	NATURE OF OPERATIONS

MAG Silver Corp. (the “Company” or “MAG”) is a growth-oriented Canadian mining and exploration company focused on advancing high-grade, district scale precious metals projects in the Americas. MAG is the ultimate parent company of its consolidated group, was incorporated on April 21, 1999, and is governed by the Business Corporations Act of the Province of British Columbia (“BCABC"). MAG’s shares are listed on both the Toronto Stock Exchange in Canada and the NYSE American, LLC in the United States of America.

The Company’s principal asset is a 44% interest in the Juanicipio Mine (Note 8 “Investment in Juanicipio”) located in Zacatecas, Mexico, which achieved commercial production at its 4,000 tonnes per day (“tpd”) processing facility on June 1, 2023.

Address of registered office of the Company:

3500 – 1133 Melville Street

Vancouver, British Columbia,

Canada V6E 4E5

Head office and principal place of business:

801 – 815 West Hastings Street

Vancouver, British Columbia,

Canada V6C 1B4